Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2022
Share capital and reserves [Abstract]
Issuance of Share Capital
Share capital

Issued and fully paid shares:

	Number of outstanding shares	Share capital	Additional paid-in capital
		$’000	$’000
At January 1, 2020 (1)	70,000,000	801	—
Issuance of share capital - Series A preferred shares (i)	5,923,079	70	5,430
At December 31, 2020 (1)	75,923,079	871	5,430
Issuance of share capital - A Ordinary Shares (ii)	25,000	—	—
Issuance of share capital - Series B preferred shares (iii)	25,379,047	302	118,518
Share exchange (iv)	—	(160)	160
Redemption of A Ordinary Shares (v)	(25,000)	—	—
Share consolidation (vi)	(60,781,276)	—	—
Issue of share capital (vii)	11,499,999	288	167,340
At December 31, 2021	52,020,849	1,301	291,448
At December 31, 2022	52,020,849	1,301	291,448

(1)
Share information presented as of January 1, 2020 and December 31, 2020, is prior to the incorporation of GH Research PLC and relates solely to GH Ireland Research Limited and does not give effect to the 2.50-for-one share consolidation described below.